Report of the directors financial review risk report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Derivatives	£ 202,510	£ 141,221
Total assets	709,701	596,611
Deferred tax liabilities	98	15
Total liabilities	685,709	572,896
Total equity	23,992	23,715	£ 23,886	£ 23,849
Total liabilities and equity	709,701	596,611
Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	22,601	25,266
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	12,706	14,060
Derivatives	103	48
– financial investments – at amortised cost	338	857
– financial investments – at fair value through other comprehensive income	8,200	8,921
Other financial assets	1,254	1,380
Reinsurance assets	170	157
PVIF	985	811
Other assets and investment properties	809	808
Total assets	24,565	27,042
Liabilities under investment contracts designated at fair value	943	1,031
Liabilities under insurance contracts	20,136	22,264
Deferred tax liabilities	211	185
Other liabilities	1,641	2,003
Total liabilities	22,931	25,483
Total equity	1,634	1,559
Total liabilities and equity	24,565	27,042
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | With DPF
Disclosure of financial assets [line items]
Financial assets	17,221	19,384
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	8,823	9,876
Derivatives	100	47
– financial investments – at amortised cost	320	815
– financial investments – at fair value through other comprehensive income	6,817	7,490
Other financial assets	1,161	1,156
Reinsurance assets	0	0
PVIF	0	0
Other assets and investment properties	749	748
Total assets	17,970	20,132
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	17,844	19,998
Deferred tax liabilities	126	133
Other liabilities	0	0
Total liabilities	17,970	20,131
Total equity	0	0
Total liabilities and equity	17,970	20,131
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Unit-linked
Disclosure of financial assets [line items]
Financial assets	2,764	2,924
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,755	2,859
Derivatives	0	0
– financial investments – at amortised cost	1	0
– financial investments – at fair value through other comprehensive income	0	0
Other financial assets	8	65
Reinsurance assets	54	53
PVIF	0	0
Other assets and investment properties	1	1
Total assets	2,819	2,978
Liabilities under investment contracts designated at fair value	943	1,031
Liabilities under insurance contracts	1,957	1,938
Deferred tax liabilities	4	6
Other liabilities	0	0
Total liabilities	2,904	2,975
Total equity	0	0
Total liabilities and equity	2,904	2,975
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Other contracts
Disclosure of financial assets [line items]
Financial assets	208	254
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	102	89
Derivatives	0	0
– financial investments – at amortised cost	0	0
– financial investments – at fair value through other comprehensive income	102	104
Other financial assets	4	61
Reinsurance assets	116	104
PVIF	0	0
Other assets and investment properties	1	0
Total assets	325	358
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	335	328
Deferred tax liabilities	0	0
Other liabilities	0	0
Total liabilities	335	328
Total equity	0	0
Total liabilities and equity	335	328
Shareholder assets and liabilities | Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	2,408	2,704
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,026	1,236
Derivatives	3	1
– financial investments – at amortised cost	17	42
– financial investments – at fair value through other comprehensive income	1,281	1,327
Other financial assets	81	98
Reinsurance assets	0	0
PVIF	985	811
Other assets and investment properties	58	59
Total assets	3,451	3,574
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	0	0
Deferred tax liabilities	81	46
Other liabilities	1,641	2,003
Total liabilities	1,722	2,049
Total equity	1,634	1,559
Total liabilities and equity	£ 3,356	£ 3,608